Acquisitions - TAA Narrative (Details) - The Additive Advantage, LLC [Member] $ in Millions	Dec. 07, 2018 USD ($)
Business Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Cash paid to acquire business	$ 14.5
Business combination, consideration transferred	6.9
Contingent consideration, liability	0.5
Identifiable intangible assets	11.4
Goodwill, expected tax deductible amount	10.4
Maximum contingent payment	$ 5.4